                         SUPPLEMENT DATED APRIL 30, 2012

                                       TO

                          PROSPECTUS DATED MAY 1, 2010



                       UNIVERSAL SELECT ANNUITY PROSPECTUS

  Group and Individual Annuity Contracts Issued by Metlife Insurance Company of
                                   Connecticut

This supplement updates information contained in the prospectus dated May 1, 2010. Please write or call MetLife Insurance Company of Connecticut, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, telephone number (800) 842-9406, if you need another copy of the prospectus. Upon request, financial statements for the insurance company will be sent to You without charge.

The prospectus describes individual and group Universal Select Annuity Variable Annuity Contracts ("Contracts") issued by MetLife Insurance Company of Connecticut. The Contracts are no longer available to new purchasers. Current Contract Owners may make additional Purchase Payments.

1. THE CURRENTLY AVAILABLE FUNDING OPTIONS ARE:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Lazard Mid Cap Portfolio -- Class A
  Contrafund(R) Portfolio -- Service Class 2       Loomis Sayles Global Markets
  Equity-Income Portfolio -- Initial Class            Portfolio -- Class A
  Mid Cap Portfolio -- Service Class 2             Lord Abbett Bond Debenture
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Portfolio -- Class A
  TRUST -- CLASS 2                                 MetLife Aggressive Strategy Portfolio --
  Templeton Developing Markets Securities             Class B
  Fund                                             PIMCO Inflation Protected Bond Portfolio --
  Templeton Foreign Securities Fund                   Class A
JANUS ASPEN SERIES -- SERVICE SHARES               PIMCO Total Return Portfolio -- Class B
  Overseas Portfolio                               Pioneer Fund Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Strategic Income Portfolio -- Class
  Legg Mason ClearBridge Variable Aggressive          A
     Growth Portfolio -- Class I                   T. Rowe Price Large Cap Value Portfolio --
  Legg Mason ClearBridge Variable                     Class B
     Appreciation Portfolio -- Class I             Third Avenue Small Cap Value Portfolio --
  Legg Mason ClearBridge Variable Fundamental         Class B
     All Cap Value Portfolio -- Class I            Van Kampen Comstock Portfolio -- Class B
  Legg Mason ClearBridge Variable Large Cap      METROPOLITAN SERIES FUND
     Growth Portfolio -- Class I                   Barclays Capital Aggregate Bond Index
  Legg Mason ClearBridge Variable Large Cap           Portfolio -- Class A
     Value Portfolio -- Class I                    BlackRock Aggressive Growth Portfolio --
  Legg Mason ClearBridge Variable Small Cap           Class D
     Growth Portfolio -- Class I                   BlackRock Bond Income Portfolio -- Class A
  Legg Mason Investment Counsel Variable           BlackRock Diversified Portfolio -- Class A
     Social Awareness Portfolio                    BlackRock Legacy Large Cap Growth Portfolio
MET INVESTORS SERIES TRUST                            -- Class A
  BlackRock High Yield Portfolio -- Class A        BlackRock Money Market Portfolio -- Class A
  BlackRock Large Cap Core Portfolio -- Class      Jennison Growth Portfolio -- Class A
     E                                             MetLife Conservative Allocation Portfolio
  Clarion Global Real Estate                          -- Class B
     Portfolio -- Class A                          MetLife Conservative to Moderate Allocation
  Dreman Small Cap Value Portfolio -- Class A         Portfolio -- Class B
  Harris Oakmark International                     MetLife Moderate Allocation Portfolio --
     Portfolio -- Class A                             Class B
  Invesco Small Cap Growth Portfolio -- Class      MetLife Moderate to Aggressive Allocation
     A                                                Portfolio -- Class B
  Janus Forty Portfolio -- Class A                 MetLife Stock Index Portfolio -- Class A
                                                   MFS(R) Total Return Portfolio -- Class F
                                                   MFS(R) Value Portfolio -- Class A
                                                   MSCI EAFE(R) Index Portfolio -- Class A
                                                   Oppenheimer Global Equity Portfolio --
                                                      Class A
                                                   Russell 2000(R) Index Portfolio -- Class A
                                                   T. Rowe Price Small Cap Growth Portfolio --
                                                      Class B
                                                   Western Asset Management U.S. Government
                                                      Portfolio -- Class A


Certain Funding Options have been subject to a change. See Appendix.

2. UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE
INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.27%      1.60%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                  AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                    MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                         FEE    (12b-1) FEES EXPENSES    AND EXPENSES     EXPENSES  REIMBURSEMENT      EXPENSES
---------------                     ---------- ------------ -------- ------------------ --------- --------------- ---------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class 2..    0.56%       0.25%      0.09%           --          0.90%          --            0.90%
  Equity-Income
     Portfolio -- Initial Class....    0.46%         --       0.10%           --          0.56%          --            0.56%
  Mid Cap Portfolio -- Service
     Class 2.......................    0.56%       0.25%      0.10%           --          0.91%          --            0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST -- CLASS
  2
  Franklin Small-Mid Cap Growth
     Securities Fund+..............    0.50%       0.25%      0.29%         0.01%         1.05%        0.00%           1.05%
  Templeton Developing Markets
     Securities Fund...............    1.10%       0.25%      0.25%           --          1.60%          --            1.60%
  Templeton Foreign Securities
     Fund..........................    0.64%       0.25%      0.15%         0.01%         1.05%        0.00%           1.05%
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Overseas Portfolio...............    0.60%       0.25%      0.06%           --          0.91%          --            0.91%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I..........    0.75%         --       0.05%           --          0.80%        0.00%           0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I..........    0.71%         --       0.05%           --          0.76%        0.00%           0.76%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I..........    0.75%         --       0.06%           --          0.81%        0.00%           0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio -- Class I..........    0.75%         --       0.11%           --          0.86%        0.00%           0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I..........    0.65%         --       0.08%           --          0.73%        0.00%           0.73%

                                               DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                  AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                    MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                         FEE    (12b-1) FEES EXPENSES    AND EXPENSES     EXPENSES  REIMBURSEMENT      EXPENSES
---------------                     ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Legg Mason ClearBridge Variable
     Small Cap Growth
     Portfolio -- Class I..........    0.75%         --       0.14%           --          0.89%        0.00%           0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio.....................    0.70%         --       0.25%           --          0.95%        0.00%           0.95%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A..........    0.60%         --       0.05%           --          0.65%          --            0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E..........    0.59%       0.15%      0.05%           --          0.79%        0.01%           0.78%
  Clarion Global Real Estate
     Portfolio -- Class A..........    0.61%         --       0.06%           --          0.67%          --            0.67%
  Dreman Small Cap Value
     Portfolio -- Class A..........    0.78%         --       0.07%           --          0.85%        0.00%           0.85%
  Harris Oakmark International
     Portfolio -- Class A..........    0.77%         --       0.08%           --          0.85%        0.02%           0.83%
  Invesco Small Cap Growth
     Portfolio -- Class A..........    0.85%         --       0.03%           --          0.88%        0.02%           0.86%
  Janus Forty Portfolio -- Class
     A.............................    0.63%         --       0.03%           --          0.66%        0.01%           0.65%
  Lazard Mid Cap Portfolio -- Class
     A.............................    0.69%         --       0.06%           --          0.75%          --            0.75%
  Loomis Sayles Global Markets
     Portfolio -- Class A..........    0.70%         --       0.10%           --          0.80%          --            0.80%
  Lord Abbett Bond Debenture
     Portfolio -- Class A..........    0.50%         --       0.04%           --          0.54%          --            0.54%
  MetLife Aggressive Strategy
     Portfolio -- Class B..........    0.09%       0.25%      0.01%         0.75%         1.10%        0.00%           1.10%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A..........    0.47%         --       0.04%           --          0.51%          --            0.51%
  PIMCO Total Return
     Portfolio -- Class B..........    0.48%       0.25%      0.03%           --          0.76%          --            0.76%
  Pioneer Fund Portfolio -- Class
     A.............................    0.64%         --       0.05%           --          0.69%        0.01%           0.68%
  Pioneer Strategic Income
     Portfolio -- Class A..........    0.58%         --       0.06%           --          0.64%          --            0.64%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B..........    0.57%       0.25%      0.02%           --          0.84%          --            0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B..........    0.74%       0.25%      0.03%           --          1.02%        0.01%           1.01%
  Van Kampen Comstock
     Portfolio -- Class B..........    0.58%       0.25%      0.03%           --          0.86%        0.01%           0.85%
METROPOLITAN SERIES FUND
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A....    0.25%         --       0.03%           --          0.28%        0.01%           0.27%
  BlackRock Aggressive Growth
     Portfolio -- Class D..........    0.73%       0.10%      0.04%           --          0.87%          --            0.87%
  BlackRock Bond Income
     Portfolio -- Class A..........    0.34%         --       0.03%           --          0.37%        0.01%           0.36%
  BlackRock Diversified
     Portfolio -- Class A..........    0.46%         --       0.05%           --          0.51%          --            0.51%
  BlackRock Legacy Large Cap Growth
     Portfolio -- Class A..........    0.71%         --       0.02%           --          0.73%        0.01%           0.72%

                                               DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                  AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                    MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                         FEE    (12b-1) FEES EXPENSES    AND EXPENSES     EXPENSES  REIMBURSEMENT      EXPENSES
---------------                     ---------- ------------ -------- ------------------ --------- --------------- ---------------
  BlackRock Money Market
     Portfolio -- Class A..........    0.33%         --       0.02%           --          0.35%        0.01%           0.34%
  Jennison Growth
     Portfolio -- Class A..........    0.62%         --       0.02%           --          0.64%        0.07%           0.57%
  MetLife Conservative Allocation
     Portfolio -- Class B..........    0.09%       0.25%      0.02%         0.53%         0.89%        0.01%           0.88%
  MetLife Conservative to Moderate
     Allocation Portfolio -- Class
     B.............................    0.07%       0.25%      0.01%         0.58%         0.91%        0.00%           0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B..........    0.06%       0.25%        --          0.64%         0.95%        0.00%           0.95%
  MetLife Moderate to Aggressive
     Allocation Portfolio -- Class
     B.............................    0.06%       0.25%      0.01%         0.69%         1.01%        0.00%           1.01%
  MetLife Stock Index
     Portfolio -- Class A..........    0.25%         --       0.02%           --          0.27%        0.01%           0.26%
  MFS(R) Total Return
     Portfolio -- Class F..........    0.54%       0.20%      0.05%           --          0.79%          --            0.79%
  MFS(R) Value Portfolio -- Class
     A.............................    0.70%         --       0.03%           --          0.73%        0.13%           0.60%
  MSCI EAFE(R) Index
     Portfolio -- Class A..........    0.30%         --       0.11%         0.01%         0.42%        0.00%           0.42%
  Oppenheimer Global Equity
     Portfolio -- Class A..........    0.52%         --       0.10%           --          0.62%          --            0.62%
  Russell 2000(R) Index
     Portfolio -- Class A..........    0.25%         --       0.06%         0.01%         0.32%        0.00%           0.32%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.........    0.60%       0.25%      0.04%           --          0.89%        0.01%           0.88%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B..........    0.49%       0.25%      0.06%           --          0.80%          --            0.80%
  Western Asset Management U.S.
     Government Portfolio -- Class
     A.............................    0.47%         --       0.02%           --          0.49%        0.01%           0.48%


---------
+ Not available under all Contracts. Availability depends on Contract issue date.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other underlying funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the underlying funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.

3. FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)                     Seeks long-term capital              Fidelity Management & Research
     Portfolio -- Service Class 2   appreciation.                        Company Subadviser: FMR Co., Inc.
  Equity-Income                     Seeks reasonable income. The fund    Fidelity Management & Research
     Portfolio -- Initial Class     will also consider the potential     Company Subadviser: FMR Co., Inc.
                                    for capital appreciation. The
                                    fund's goal is to achieve a yield
                                    which exceeds the composite yield
                                    on the securities comprising the
                                    S&P 500(R) Index.
  Mid Cap Portfolio -- Service      Seeks long-term growth of            Fidelity Management & Research
     Class 2                        capital.                             Company Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth     Seeks long-term capital growth.      Franklin Advisers, Inc.
     Securities Fund+
  Templeton Developing Markets      Seeks long-term capital              Templeton Asset Management Ltd.
     Securities Fund                appreciation.
  Templeton Foreign Securities      Seeks long-term capital growth.      Templeton Investment Counsel, LLC
     Fund
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Overseas Portfolio                Seeks long-term growth of            Janus Capital Management LLC
                                    capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable   Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
     Aggressive Growth                                                   LLC
     Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                         LLC
  Legg Mason ClearBridge Variable   Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
     Appreciation                   capital.                             LLC
     Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                         LLC
  Legg Mason ClearBridge Variable   Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
     Fundamental All Cap Value      Current income is a secondary        LLC
     Portfolio -- Class I           consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
  Legg Mason ClearBridge Variable   Seeks long-term growth of            Legg Mason Partners Fund Advisor,
     Large Cap Growth               capital.                             LLC
     Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                         LLC
  Legg Mason ClearBridge Variable   Seeks long-term growth of            Legg Mason Partners Fund Advisor,
     Large Cap Value                capital. Current income is a         LLC
     Portfolio -- Class I           secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
  Legg Mason ClearBridge Variable   Seeks long-term growth of            Legg Mason Partners Fund Advisor,
     Small Cap Growth               capital.                             LLC
     Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                         LLC
  Legg Mason Investment Counsel     Seeks capital appreciation and       Legg Mason Partners Fund Advisor,
     Variable Social Awareness      retention of net investment          LLC
     Portfolio                      income.                              Subadviser: Legg Mason Investment
                                                                         Counsel, LLC
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio    Seeks to maximize total return,      MetLife Advisers, LLC
     -- Class A                     consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
  BlackRock Large Cap Core          Seeks long-term capital growth.      MetLife Advisers, LLC
     Portfolio -- Class E                                                Subadviser: BlackRock Advisors,
                                                                         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
  Clarion Global Real Estate        Seeks total return through           MetLife Advisers, LLC
     Portfolio -- Class A           investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
  Dreman Small Cap Value            Seeks capital appreciation.          MetLife Advisers, LLC
     Portfolio -- Class A                                                Subadviser: Dreman Value
                                                                         Management, LLC
  Harris Oakmark International      Seeks long-term capital              MetLife Advisers, LLC
     Portfolio -- Class A           appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
  Invesco Small Cap Growth          Seeks long-term growth of            MetLife Advisers, LLC
     Portfolio -- Class A           capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
  Janus Forty Portfolio -- Class    Seeks capital appreciation.          MetLife Advisers, LLC
     A                                                                   Subadviser: Janus Capital
                                                                         Management LLC
  Lazard Mid Cap                    Seeks long-term growth of            MetLife Advisers, LLC
     Portfolio -- Class A           capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
  Loomis Sayles Global Markets      Seeks high total investment          MetLife Advisers, LLC
     Portfolio -- Class A           return through a combination of      Subadviser: Loomis, Sayles &
                                    capital appreciation and income.     Company, L.P.
  Lord Abbett Bond Debenture        Seeks high current income and the    MetLife Advisers, LLC
     Portfolio -- Class A           opportunity for capital              Subadviser: Lord, Abbett & Co.
                                    appreciation to produce a high       LLC
                                    total return.
  MetLife Aggressive Strategy       Seeks growth of capital.             MetLife Advisers, LLC
     Portfolio -- Class B
  PIMCO Inflation Protected Bond    Seeks maximum real return,           MetLife Advisers, LLC
     Portfolio -- Class A           consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
  PIMCO Total Return                Seeks maximum total return,          MetLife Advisers, LLC
     Portfolio -- Class B           consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
  Pioneer Fund Portfolio -- Class   Seeks reasonable income and          MetLife Advisers, LLC
     A                              capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
  Pioneer Strategic Income          Seeks a high level of current        MetLife Advisers, LLC
     Portfolio -- Class A           income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
  T. Rowe Price Large Cap Value     Seeks long-term capital              MetLife Advisers, LLC
     Portfolio -- Class B           appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued. Income is a
                                    secondary objective.
  Third Avenue Small Cap Value      Seeks long-term capital              MetLife Advisers, LLC
     Portfolio -- Class B           appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
  Van Kampen Comstock               Seeks capital growth and income.     MetLife Advisers, LLC
     Portfolio -- Class B                                                Subadviser: Invesco Advisers,
                                                                         Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
METROPOLITAN SERIES FUND
  Barclays Capital Aggregate Bond   Seeks to track the performance of    MetLife Advisers, LLC
     Index Portfolio -- Class A     the Barclays U.S. Aggregate Bond     Subadviser: MetLife Investment
                                    Index.                               Advisors Company, LLC
  BlackRock Aggressive Growth       Seeks maximum capital                MetLife Advisers, LLC
     Portfolio -- Class D           appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
  BlackRock Bond Income             Seeks a competitive total return     MetLife Advisers, LLC
     Portfolio -- Class A           primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
  BlackRock Diversified             Seeks high total return while        MetLife Advisers, LLC
     Portfolio -- Class A           attempting to limit investment       Subadviser: BlackRock Advisors,
                                    risk and preserve capital.           LLC
  BlackRock Legacy Large Cap        Seeks long-term growth of            MetLife Advisers, LLC
     Growth Portfolio -- Class A    capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
  BlackRock Money Market            Seeks a high level of current        MetLife Advisers, LLC
     Portfolio -- Class A           income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
  Jennison Growth                   Seeks long-term growth of            MetLife Advisers, LLC
     Portfolio -- Class A           capital.                             Subadviser: Jennison Associates
                                                                         LLC
  MetLife Conservative Allocation   Seeks a high level of current        MetLife Advisers, LLC
     Portfolio -- Class B           income, with growth of capital as
                                    a secondary objective.
  MetLife Conservative to           Seeks high total return in the       MetLife Advisers, LLC
     Moderate Allocation            form of income and growth of
     Portfolio -- Class B           capital, with a greater emphasis
                                    on income.
  MetLife Moderate Allocation       Seeks a balance between a high       MetLife Advisers, LLC
     Portfolio -- Class B           level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
  MetLife Moderate to Aggressive    Seeks growth of capital.             MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MetLife Stock Index Portfolio     Seeks to track the performance of    MetLife Advisers, LLC
     -- Class A                     the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
  MFS(R) Total Return               Seeks a favorable total return       MetLife Advisers, LLC
     Portfolio -- Class F           through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
  MFS(R) Value Portfolio -- Class   Seeks capital appreciation.          MetLife Advisers, LLC
     A                                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
  MSCI EAFE(R) Index Portfolio --   Seeks to track the performance of    MetLife Advisers, LLC
     Class A                        the MSCI EAFE(R) Index.              Subadviser: MetLife Investment
                                                                         Advisors Company, LLC
  Oppenheimer Global Equity         Seeks capital appreciation.          MetLife Advisers, LLC
     Portfolio -- Class A                                                Subadviser: OppenheimerFunds,
                                                                         Inc.
  Russell 2000(R) Index Portfolio   Seeks to track the performance of    MetLife Advisers, LLC
     -- Class A                     the Russell 2000(R) Index.           Subadviser: MetLife Investment
                                                                         Advisors Company, LLC
  T. Rowe Price Large Cap Growth    Seeks long-term growth of capital    MetLife Advisers, LLC
     Portfolio -- Class B+          and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
  T. Rowe Price Small Cap Growth    Seeks long-term capital growth.      MetLife Advisers, LLC
     Portfolio -- Class B                                                Subadviser: T. Rowe Price
                                                                         Associates, Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
  Western Asset Management U.S.     Seeks to maximize total return       MetLife Advisers, LLC
     Government                     consistent with preservation of      Subadviser: Western Asset
     Portfolio -- Class A           capital and maintenance of           Management Company
                                    liquidity.


---------
+ Not available under all Contracts. Availability depends on Contract issue date.

4. THE ANNUITY CONTRACT

          Add the following:

          403(B) PLAN TERMINATIONS


          Upon a 403(b) Plan termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

          If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable withdrawal charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations".) Contract withdrawal charges will be waived if the net distribution is made under the exceptions listed in the "Charges and Deductions" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct Us to make, at a minimum, a direct transfer to another funding vehicle or Annuity contract issued by us or by one of our affiliates, which may avoid a withdrawal charge. In that case, You will receive the net cash distribution, less any applicable withdrawal charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

          If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition We will rely on You to provide certain information that would otherwise be provided to Us by the employer or Plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a tax sheltered Annuity ERISA Plan.

5. WITHDRAWAL CHARGE

          Add the following:

          We will not deduct a withdrawal charge due to: for group Contracts, if permitted in Your state, the participant under a tax deferred Annuity Plan (403(b) Plan), 401(k) Plan or 401(a) Plan, makes a direct transfer to another funding option or Annuity contract issued by Us or by one of Our affiliates and We agree.

6. MARKET TIMING/EXCESSIVE TRADING

          Delete the last three paragraphs of this section and replace with the following:

          The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

          In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

          In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

7. TERMINATION

          Add the following:

          We will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the participant and the Plan determines to terminate the Contract at a time when You have a benefit base of the rider or a guaranteed amount under any death benefit that is greater than the Contract Value, You forfeit any benefit base of the rider or any guaranteed amount under any death benefit You have accrued upon termination of the Contract.

8. TAXES

          NON-QUALIFIED ANNUITIES

          The following should be substituted for any prior disclosure regarding Purchase Payments which consist of partial exchanges of other annuity contracts:

          Pursuant to IRS guidance, a direct transfer of less than the entire account value from one non-qualified annuity to another non-qualified Annuity ("partial exchange") may be recharacterized by the IRS if there is a withdrawal or surrender within the 180 day period following the partial exchange. Certain exceptions may apply. It is not clear whether this guidance applies to a partial exchange involving qualified long-term care contracts. Consult you own independent tax adviser prior to a partial exchange.

          PUERTO RICO TAX CONSIDERATIONS

          A VARIABLE ANNUITY UNDER A QUALIFIED PLAN-DISTRIBUTIONS

          Delete the prior paragraph on this same topic and replace with the following:

          A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and (2) 10% of all plan's trust assets (calculated based on the average daily balance of the investments of the trust) attributable to Participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits.

          ERISA CONSIDERATIONS

          Delete the prior paragraph and replace with the following:

          In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement Plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


1300 Hall Boulevard                             Telephone:
Bloomfield, CT 06002-2910                       (800) 842-9406

                                    APPENDIX

--------------------------------------------------------------------------------

              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

          Some of the Underlying Funds listed below were subject to a merger, substitution or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGE

                  FORMER NAME                                        NEW NAME
-----------------------------------------------  -----------------------------------------------
METROPOLITAN SERIES FUND                         METROPOLITAN SERIES FUND
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A                          MSCI EAFE(R) Index Portfolio -- Class A


UNDERLYING FUND MERGER/REORGANIZATION
          The former Underlying Fund was merged with and into the new Underlying Fund.

             FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
-----------------------------------------------  -----------------------------------------------
MET INVESTORS SERIES TRUST                       METROPOLITAN SERIES FUND
  Batterymarch Growth and Income
     Portfolio -- Class A                          MetLife Stock Index Portfolio -- Class A
  Oppenheimer Capital Appreciation
     Portfolio -- Class A                          Jennison Growth Portfolio -- Class A




                                       A-1